N-Q34.SUB

                                    FORM  N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number                   811-01932

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/04

Date of reporting period:                            09/30/04



Item 1. Schedule of Investments.

                               VALLEY FORGE FUND
                   SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004

COMMON STOCKS:                76.0%                  Shares               Value

 Conglomerates                 5.5%
  Time Warner *                                      10,000          $   161,400
  General Electric Corp.                             10,000              335,800
                                                                     ___________
                                                                         497,200
 Manufacturing                20.8%
  Abitibi Consolidated (Canadian)                    60,000              378,600
  Cisco Systems *                                    20,000              362,000
  EMC Corporation *                                  20,000              230,800
  Fedders Corp.                                      20,000               82,200
  General Motors                                     10,000              424,800
  Newell Rubbernaid                                  20,000              400,800
                                                                     ___________
                                                                       1,879,200
 Metals                        8.0%
  Barrick Gold Corp (Canadian)                       20,000              420,800
  Coeur D'Alene Mines *                              13,000               61,620
  IMCO Recycling Inc. *                              21,300              242,820
                                                                     ___________
                                                                       $ 725,240
 Miscellaneous                16.7%
  Alexander & Baldwin Inc.                           10,000              339,400
  Arrow Electronics                                  10,000              225,800
  Duke Energy                                        10,000              228,900
  Federal Argic Mtg Corp. Cl C Non Vtg               13,000              288,470
  Hercules Incorporated *                            30,000              427 500
                                                                     ___________
                                                                       1,510,070


                                       - 1 -



                               VALLEY FORGE FUND
             SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (continued)

COMMON STOCKS:                                       Shares               Value
 Retailers                    16.6%
  Home Depot Incorporated                            10,000              392,000
  McDonalds Corp                                     15,000              421,950
  Pep Boys                                           20,000              280,000
  Supervalu Inc.                                     15,000              413,250
                                                                     ___________
                                                                       1,507,200
 Telecommunications            8.4%
  ADC Telecommunications *                           70,000              125,300
  American Telephone & Telegraph Corp.                5,000               71,600
  Comcast Corp. New Cl A                             20,000              564,800
                                                                     ___________
                                                                         761,700
                                                                     ___________
    Total Common Stocks               (COST $ 8,047,691)              $6,880,610
                                                                     ___________

SHORT TERM INVESTMENT:        24.0%
  Cash Less Debits                                                         3,200
  Commerce Bank Certs of Dep 3.50% **                                  2,175,720
                                                                       _________
    Total Short-term Investment       (COST $ 2,178,920)              $2,178,920
                                                                     ___________
      Total Securities                (COST $10,226,611)              $9,059,530
                                                                     ===========

     * Non-income producing during the year      ** Redeemable upon request


The following note is an integral part of this unaudited schedule of investments

                 NOTE TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004

Investment Transactions - Purchases and sales of investment securities (excluding short-term securities) for the nine months ended September 30, 2004 were $3,222,002 and $586,593 respectively. At the end of this period, net unrealized depreciation for Federal income tax purposes aggregated $1,167,081 of which $442,119 related to unrealized appreciation of securities and $1,611,200 related to unrealized depreciation of securities. The cost of investments at September 30, 2004 for Federal income tax purposes was $8,047,691 excluding short-term investments.



Item 2. Controls and Procedures.

Bernard B. Klawans is the president of the Fund. He handles all financial matters of the Fund and has provided excellent internal control procedures to produce accuracy and safety in all financial matters involving Fund operations. He is also president and owner of the Investment Adviser, the Valley Forge Man-agement Corporation that has provided the function of Transfer Agent "pro bono" to the Fund. He has added the additional control of requiring the signatures of either the Treasureer, Sandra Texter or Ellen Klawans that holds no position in the Fund or Adviser as well as his on all checks issued by the Fund. Audi-tors have reviewed the Internal Control exercised by the Fund every year since it was installed as a filing requirement by the Securities & Exchange Commission and found it to be satisfactory for a small (less that 15 million dollars in total assets) fund.
                                     - 2 -



Item 3. Exhibits.

                               CERTIFICATIONS

                    I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-Q of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I, Mr. Klawans, am the certifying officer of the Fund. The Board, in view of the small size of the Fund, determined that clean operation by me for 33 years, the continuing history of certified audits and the auditors satisfaction as sta-ted in their statements of internal control exercised by the Fund, made it un-necessary to have more certifying officers. I,therefore, am responsible for es-tablishing and maintaining disclosure controls & procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

   a) Designed such disclosure controls and procedures, or cause such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the registrant, including any consolidated subsidiaries, is made known to him by others within those entities, particu-larly during the period in which this report is being prepared;

   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under my super-vision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report my conclusions about the effective-ness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the registrant's auditors;

   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversly affect the registrrant's ability to record, process, summarize, and report financial information; and

   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:                                                  10/15/04
                                                      /s/ Bernard B. Klawans
                                                          President
                                    - 3 -



                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invsstment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Valley Forge Fund, Inc.

By (Signature and Title)                      /s/ Bernard B. Klawans
                                                  Bernard B. Klawans
                                                  President

Date                                              10/15/04